Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Quarterly Financial Information
The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2015 and 2014.

	Three Months Ended
2015:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$3,859	$4,040	$4,118	$4,065
Total interest expense	581	582	578	542

Net interest income	3,278	3,458	3,540	3,523

Provision for loan losses	116	145	126	166
Other income	992	935	987	938
General, administrative and other expense	3,184	3,112	3,182	3,062

Income before income taxes	970	1,136	1,219	1,233
Federal income taxes	276	331	360	367

Net income	$694	$805	$859	$866

Earnings per share
Basic	$0.14	$0.16	$0.17	$0.18

Diluted	$0.14	$0.16	$0.17	$0.17

	Three Months Ended
2014:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,097	$4,134	$4,135	$4,011
Total interest expense	626	620	615	606

Net interest income	3,471	3,514	3,520	3,405

Provision for loan losses	216	216	225	231
Other income	838	959	975	926
Gain on sale of securities - net	––	––	––	––
General, administrative and other expense	3,486	3,299	3,256	3,105

Income before income taxes	607	958	1,014	995
Federal income taxes	122	242	296	263

Net income	$485	$716	$718	$732

Earnings per share
Basic	$0.10	$0.14	$0.14	$0.16

Diluted	$0.10	$0.14	$0.14	$0.15